Schedule of Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Granted		0
Time Based Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Beginning		913,856
Weighted Average Exercise Price Outstanding, Beginning	$ 1.00
Aggregate Intrinsic Value Outstanding, Beginning		$ 3,199
Number of Options, Exercised		(613,510)
Weighted Average Exercise Price, Exercised		$ 1.00
Number of Options, Cancelled		(300,346)
Weighted Average Exercise Price, Cancelled		$ 1.00
Number of Options, Granted	147,000
Weighted Average Exercise Price, Granted	$ 1.00
Number of Options Outstanding, Beginning	147,000
Weighted Average Exercise Price Outstanding, Ending	$ 1.00	$ 1.00
Aggregate Intrinsic Value Outstanding, Ending
Number of Options, Vested and exercisable	147,000
Weighted Average Exercise Price, Vested and exercisable	$ 1.00
Aggregate Intrinsic Value, Vested and exercisable